Events after the balance sheet date	6 Months Ended
Jun. 30, 2022
Events after the balance sheet date
Events after the balance sheet date

22. Events after the balance sheet date

On July 19, 2022, the nominal value of the issued, conditional and authorized share capital has been reduced from CHF 1.00 to CHF 0.01 with effect on SIX Swiss Exchange and Nasdaq Stock Market on July 26, 2022. The total number of issued, outstanding, conditional and authorized shares remains the same one.

On July 14, 2022 and on July 21, 2022 Armistice Capital LLC exercised pre-funded warrants for 5,478,570 shares in the form of 913,095 ADSs and paid the exercise price of USD 0.01 per ADS, amounting to a total of USD 9,131.

On July 21, 2022 and July 22, 2022 the Group sold, under the sale agency agreement with Kepler Cheuvreux, a total number of 1,355,248 treasury shares at an average price of CHF 0.34 per share, with gross proceeds of CHF 0.5 million.

On July 22, 2022 the Group entered into a securities purchase agreement with Armistice Capital LLC and sold 4,500,000 treasury shares in the form of 750,000 ADSs at a price of CHF 0.27 per share (USD 1.70 per ADS). As a result, the total number of outstanding shares increased to 49,235,768. In addition, 10,500,000 pre-funded warrants, in the form of 1,750,000 ADSs, were sold at a price of USD 1.69 per ADS (CHF 0.27 per share) with an exercise price of USD 0.01 per ADS. The total gross proceeds from the offering amounted to USD 4.2 million (CHF 4.1 million). The Group granted Armistice Capital LLC, 15,000,000 warrants, in the form of 2,500,000 ADSs, with an exercise price of USD 1.90 per ADS (CHF 0.30 per share) and an exercise period of 5 years.

On August 2, 2022, the exercise price of 12,434,713 equity incentive units was reduced to CHF 0.19 and the share-based compensation related to the fair value adjustment for the reduction in the exercise price of CHF 0.95 million will be recognized over the remaining vesting period of the respective equity incentive units or immediately for fully vested units. As a result, CHF 0.6 million will be recognized in the second half of 2022 and CHF 0.35 million over the period 2023 to 2026 as share-based compensation expense.

The research agreement with Indivior has been extended until March 31, 2023, with an effective date of August 1, 2022. Under the amendment to the research agreement, Indivior committed additional research funding of CHF 0.85 million.